Document and Entity Information	Dec. 08, 2021
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 08, 2021
Entity Registrant Name	CVENT HOLDING CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-39709
Entity Tax Identification Number	98-1560055
Entity Address, Address Line One	1765 Greensboro Station Place
Entity Address, Address Line Two	7th Floor
Entity Address, City or Town	Tysons
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
City Area Code	703
Local Phone Number	226-3500
Entity Information, Former Legal or Registered Name	DRAGONEER GROWTH OPPORTUNITIES CORP. II
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	CVT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001827075
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	One Letterman Drive
Entity Address, Address Line Two	Building D
Entity Address, Address Line Three	Suite M500
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94129